Receivables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Components of Receivables

Receivables consist of the following:

(in thousands)	As of September 30, 2014	As of December 31, 2013
Trade receivables	$41,393	$34,065
Total Allowances	(1,881)	(1,737)

Total receivables, net	$39,512	$32,328

Receivables consist of the following (in thousands):

	Successor December 31, 2013	Predecessor December 31, 2012
Trade receivables	$34,065	$24,880
Allowances	(1,737)	(1,530)

Total receivables, net	$32,328	$23,350

Rollforward of the Receivable Allowances

The following reflects a rollforward of the receivable allowances for the years ended December 31, 2013, 2012 and 2011 (In thousands):

	Successor	Predecessor
	July 26 to December 31, 2013	January 1 to August 30, 2013	December 31,
			2012	2011
Beginning	$(1,768)	$(1,530)	$(1,357)	$(1,953)
Additions	(1,466)	(2,377)	(3,097)	(2,951)
Write-offs	1,497	2,139	2,924	3,547

Ending	$(1,737)	$(1,768)	$(1,530)	$(1,357)